TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Current Income Tax Expense (Benefit)	$ (989)	$ 1,447	$ 1,680
Deferred taxes:
Deferred Income Tax Expense (Benefit)	1,083	(1,650)	(1,782)
Tax benefit (taxes on income)	94	(203)	(102)
Domestic [Member]
Current:
Current Income Tax Expense (Benefit)	(1,291)	447	446
Deferred taxes:
Deferred Income Tax Expense (Benefit)	414	(1,800)	(2,681)
Foreign [Member]
Current:
Current Income Tax Expense (Benefit)	302	1,000	1,234
Deferred taxes:
Deferred Income Tax Expense (Benefit)	$ 669	$ 150	$ 899